Other Non-current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Net pension assets (note 19)	$ 62.9	$ 71.8
Land rights	10.5	11.0
Other	7.9	5.2
Other non-current assets	$ 81.3	$ 88.0